UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	              Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   February 10, 2011


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $23252
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      527     6105 SH       SOLE                     6105
A.J. Gallagher                 COM              363576109      267     9165 SH       SOLE                     9165
AT&T                           COM              00206R102      310    10550 SH       SOLE                    10550
Abbott Laboratories            COM              002824100      272     5675 SH       SOLE                     5675
Altria Group                   COM              02209S103      210     8520 SH       SOLE                     8520
Amgen Inc.                     COM              031162100      262     4765 SH       SOLE                     4765
Auto. Data Processing          COM              053015103      221     4775 SH       SOLE                     4775
BHP Billiton Ltd.              COM              088606108      435     4685 SH       SOLE                     4685
Brown-Forman Cl. B             COM              115637209      262     3768 SH       SOLE                     3768
CB Richard Ellis Group         COM              12497T101      450    21980 SH       SOLE                    21980
CSX Corp.                      COM              126408103      447     6915 SH       SOLE                     6915
CVS Caremark Corp.             COM              126650100      428    12307 SH       SOLE                    12307
Caterpillar                    COM              149123101      558     5955 SH       SOLE                     5955
Chevron Corp.                  COM              166764100      294     3220 SH       SOLE                     3220
Cisco Systems Inc.             COM              17275R102      278    13765 SH       SOLE                    13765
Clorox Co.                     COM              189054109      291     4600 SH       SOLE                     4600
ConocoPhillips                 COM              20825C104      491     7209 SH       SOLE                     7209
Deer Consumer Products         COM              24379J200      123    10900 SH       SOLE                    10900
Diageo PLC                     COM              25243Q205      207     2790 SH       SOLE                     2790
Disney Walt Co.                COM              254687106      372     9910 SH       SOLE                     9910
DuPont (E.I.)                  COM              263534109      782    15672 SH       SOLE                    15672
Exxon Mobil Corp.              COM              30231G102     1287    17605 SH       SOLE                    17605
General Electric               COM              369604103      474    25916 SH       SOLE                    25916
Genuine Parts Co.              COM              372460105      282     5500 SH       SOLE                     5500
Graco Inc.                     COM              384109104      201     5100 SH       SOLE                     5100
Gruma S.A.B. de C.V.           COM              400131306      148    19980 SH       SOLE                    19980
Heinz (H.J.)                   COM              423074103      455     9205 SH       SOLE                     9205
Hewlett-Packard Co.            COM              428236103      351     8336 SH       SOLE                     8336
Home Depot Inc.                COM              437076102      395    11253 SH       SOLE                    11253
Int'l Business Machines        COM              459200101      323     2201 SH       SOLE                     2201
Intel Corp.                    COM              458140100      346    16475 SH       SOLE                    16475
Johnson & Johnson              COM              478160104      773    12490 SH       SOLE                    12490
Kraft Foods                    COM              50075N104      221     7024 SH       SOLE                     7024
Manitowoc Co.                  COM              563571108      309    23590 SH       SOLE                    23590
Marsh & McLennan               COM              571748102      316    11545 SH       SOLE                    11545
McDonalds Corp                 COM              580135101      360     4695 SH       SOLE                     4695
Microsoft Corp.                COM              594918104      395    14143 SH       SOLE                    14143
NY Cmnty Bancorp               COM              649445103      272    14430 SH       SOLE                    14430
NYSE Euronext                  COM                             232     7750 SH       SOLE                     7750
Nabors Industries              COM              G6359F103      244    10413 SH       SOLE                    10413
Oracle Corp.                   COM              68389X105      350    11170 SH       SOLE                    11170
Paychex Inc                    COM              704326107      202     6520 SH       SOLE                     6520
PepsiCo Inc.                   COM              713448108      705    10784 SH       SOLE                    10784
Pfizer Inc.                    COM              717081103      635    36239 SH       SOLE                    36239
Philip Morris Intl.            COM              718172109      514     8775 SH       SOLE                     8775
Procter & Gamble               COM              742718109      832    12941 SH       SOLE                    12941
QUALCOMM Inc.                  COM              747525103      461     9321 SH       SOLE                     9321
Royal Dutch Shell 'A'          COM              780259206      235     3525 SH       SOLE                     3525
Schlumberger Ltd.              COM              806857108      446     5336 SH       SOLE                     5336
Spectra Energy                 COM              847560109      291    11642 SH       SOLE                    11642
Target Corp.                   COM              87612E106      355     5910 SH       SOLE                     5910
Teva Pharmaceutical            COM              881624209      273     5240 SH       SOLE                     5240
Union Pacific Corp.            COM              907818108      204     2200 SH       SOLE                     2200
United Technologies            COM              913017109      671     8520 SH       SOLE                     8520
Wal-Mart Stores                COM              931142103      308     5720 SH       SOLE                     5720
Wells Fargo & Co.              COM              949746101      456    14725 SH       SOLE                    14725
Wilmington Trust               COM              971807102       55    12730 SH       SOLE                    12730
iShr MSCI EAFE                 COM              464287465      277     4755 SH       SOLE                     4755
iShr MSCI Emerging Mkts        COM              464287234      369     7735 SH       SOLE                     7735
iShr MSCI Pacific Ex Japan     COM              464286665      305     6485 SH       SOLE                     6485
AngloGold Ashanti 6.0%                          03512Q206      223     4020 SH       SOLE                     4020
Archer-Daniels-Midland 6.25% E                  039483201      216     5555 SH       SOLE                     5555